Cover	Nov. 10, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	HYLIION HOLDINGS CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38823
Entity Tax Identification Number	83-2538002
Entity Address, Address Line One	1202 BMC Drive,
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Cedar Park,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78613
City Area Code	833
Local Phone Number	495-4466
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001759631
Amendment Flag	false
NYSE American LLC
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	HYLN
Security Exchange Name	NYSEAMER
NYSE Texas, Inc.
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	HYLN
Security Exchange Name	NYSETX